Financial instruments - Summary of fair value of financial instruments (Detail) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 11,412	$ 12,807	$ 14,027
Investments in equity shares and funds	3,392	3,504
Net assets	57,098	56,590
Level 1 | Fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	3,916	4,138
Investments in equity shares and funds	76	64
Other investments, including loans	2,326	2,422
Trade and other financial receivables	3	1
Forward contracts and option contracts: designated as hedges	0	0
Forward contracts and option contracts, not designated as hedges	0	0
Derivatives related to net debt	0	0
Trade and other financial payables	0	0
Net assets	6,321	6,625
Level 2 | Fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0	0
Investments in equity shares and funds	0	0
Other investments, including loans	0	0
Trade and other financial receivables	1,365	1,163
Forward contracts and option contracts: designated as hedges	0	0
Forward contracts and option contracts, not designated as hedges	32	(131)
Derivatives related to net debt	(566)	(101)
Trade and other financial payables	(80)	(67)
Net assets	751	864
Level 3 | Fair value
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	0	0
Investments in equity shares and funds	63	53
Other investments, including loans	254	238
Trade and other financial receivables	0	0
Forward contracts and option contracts: designated as hedges	(148)	(125)
Forward contracts and option contracts, not designated as hedges	17	11
Derivatives related to net debt	0	0
Trade and other financial payables	0	0
Net assets	$ 186	$ 177